Effects of Regulation	12 Months Ended
Dec. 31, 2017
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2017	2016
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$203.1	$61.4	1 year
Under-recovered Fuel Costs - does not earn a return	89.4	95.2	1 year
Total Current Regulatory Assets	$292.5	$156.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$50.3	$159.9
Ohio Capacity Deferral	—	96.7
Storm-Related Costs	—	25.1
Other Regulatory Assets Pending Final Regulatory Approval	9.6	10.4
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs (a)	128.0	25.9
Plant Retirement Costs - Asset Retirement Obligation Costs	39.7	29.6
Cook Plant Uprate Project	36.3	36.3
Environmental Control Projects	—	24.1
Cook Plant Turbine	15.9	12.8
Other Regulatory Assets Pending Final Regulatory Approval	42.2	29.3
Total Regulatory Assets Pending Final Regulatory Approval (b)	322.0	450.1

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant (c)	682.6	550.6	27 years
Ohio Capacity Deferral	172.6	201.9	2 years
Basic Transmission Cost Rider	90.8	19.9	2 years
Meter Replacement Costs	83.7	99.9	10 years
Ohio Distribution Decoupling	61.7	41.8	2 years
Storm-Related Costs	39.3	15.3	4 years
Plant Retirement Costs - Asset Retirement Obligation Costs	34.3	18.3	23 years
Advanced Metering System	33.5	20.9	3 years
Environmental Control Projects	28.1	—	23 years
Mitchell Plant Transfer	17.8	18.5	23 years
West Virginia Delayed Customer Billing	8.4	19.5	1 year
Ohio Phase-In Recovery Rider	—	218.9
Other Regulatory Assets Approved for Recovery	41.0	55.4	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	1,196.3	1,516.2	12 years
Unrealized Loss on Forward Commitments	139.3	119.1	15 years
Unamortized Loss on Reacquired Debt	129.9	137.8	28 years
Cook Plant Nuclear Refueling Outage Levelization	66.7	75.2	2 years
Deferred PJM Fees	48.0	—	2 years
Storm-Related Costs	44.2	58.7	6 years
Peak Demand Reduction/Energy Efficiency	40.1	49.9	3 years
Postemployment Benefits	39.1	39.1	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	37.2	48.9	23 years
Vegetation Management	33.5	31.4	7 years
Virginia Transmission Rate Adjustment Clause	32.6	38.7	2 years

Medicare Subsidy	32.5	37.2	7 years
Off-system Sales Margin Sharing - Indiana	9.0	24.3	2 years
United Mine Workers of America Pension Withdrawal	0.5	20.2	5 years
Income Taxes, Net	—	1,575.0
OVEC Purchased Power	—	22.1
Other Regulatory Assets Approved for Recovery	122.9	100.7	various
Total Regulatory Assets Approved for Recovery	3,265.6	5,175.4

Total Noncurrent Regulatory Assets	$3,587.6	$5,625.5

(a)	As of December 31, 2017, AEP Texas has deferred $100 million related to Hurricane Harvey and is currently exploring recovery options.

(b)
In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. Recovery of the remaining Virginia net book value for the retired plants will be considered in APCo’s next depreciation study. The Virginia SCC staff has requested that the company prepare a depreciation study as of December 31, 2017 and submit that study to the Virginia SCC staff in 2018.

(c)
In March 2017, $41 million was reclassified from accumulated depreciation to regulatory assets related to Northeastern Plant, Unit 3. As of December 31, 2017 the unrecovered plant balance related to Northeastern Plant, Unit 3 was $57 million.

	AEP
	December 31,		Remaining
	2017	2016	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$8.7	$3.8	1 year
Over-recovered Fuel Costs - does not pay a return	3.2	4.2	1 year
Total Current Regulatory Liabilities	$11.9	$8.0

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$4,412.8	$—
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.8
Total Regulatory Liabilities Pending Final Regulatory Determination	4,413.0	0.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (b)	2,637.1	2,627.5	(c)
Advanced Metering Infrastructure Surcharge	12.7	17.0	3 years
Deferred Investment Tax Credits	10.6	12.6	41 years
Excess Earnings	9.4	10.0	36 years
Louisiana Refundable Construction Financing Costs	—	16.2
Other Regulatory Liabilities Approved for Payment	1.3	1.6	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	945.0	731.2	(d)
Deferred Investment Tax Credits	191.2	132.9	45 years
Transition Charges	46.0	40.5	10 years
Spent Nuclear Fuel	43.2	44.2	(d)
Enhanced Service Reliability Plan	30.6	21.7	2 years
Peak Demand Reduction/Energy Efficiency	25.6	34.0	2 years
Other Regulatory Liabilities Approved for Payment	56.6	61.1	various
Total Regulatory Liabilities Approved for Payment	4,009.3	3,750.5

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$8,422.3	$3,751.3

(a)
This balance primarily represents regulatory liabilities for excess accumulated deferred income taxes (Excess ADIT) as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)
As of December 31, 2017, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(c)	Relieved as removal costs are incurred.

(d)	Relieved when plant is decommissioned.

	AEP Texas
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Storm-Related Costs	$—	$25.1
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs (a)	123.3	—
Rate Case Expense	0.1	0.1
Total Regulatory Assets Pending Final Regulatory Approval	123.4	25.2

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	44.9	49.8	10 years
Advanced Metering System	33.5	21.3	3 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	151.2	188.2	12 years
Transmission Cost Recovery Factor	9.5	5.3	1 year
Unamortized Loss on Reacquired Debt	7.7	7.3	20 years
Income Taxes, Net	—	40.3
Other Regulatory Assets Approved for Recovery	8.5	9.8	various
Total Regulatory Assets Approved for Recovery	255.3	322.0

Total Noncurrent Regulatory Assets	$378.7	$347.2

(a)	As of December 31, 2017, AEP Texas has deferred $100 million related to Hurricane Harvey and is currently exploring recovery options.

	AEP Texas
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2017	2016
	(in millions)
Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$642.9	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	642.9	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	599.2	581.7	(b)
Advanced Metering Infrastructure Surcharge	12.7	17.0	3 years
Excess Earnings	6.8	7.3	14 years
Regulatory Liabilities Currently Not Paying a Return
Transition Charges	46.0	40.5	10 years
Deferred Investment Tax Credits	12.3	13.9	45 years
Other Regulatory Liabilities Approved for Payment	0.6	0.4	various
Total Regulatory Liabilities Approved for Payment	677.6	660.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,320.5	$660.8

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

	AEPTCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Income Taxes, Net	$—	$106.1
Under-Recovered SPP Revenues	—	1.6
Regulatory Assets Currently Not Earning a Return
Under-Recovered OATT Costs	11.7	4.6	1 year
Total Regulatory Assets Approved for Recovery	11.7	112.3

Total Noncurrent Regulatory Assets	$11.7	$112.3

	AEPTCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2017	2016
	(in millions)
Noncurrent Regulatory Liabilities
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$427.0	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	427.0	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	66.7	44.0	(b)
Total Regulatory Liabilities Approved for Payment	66.7	44.0

Total Noncurrent Regulatory Liabilities	$493.7	$44.0

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$21.4	$6.2	1 year
Under-recovered Fuel Costs - does not earn a return	67.4	62.2	1 year
Total Current Regulatory Assets	$88.8	$68.4

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.1
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	39.7	29.6
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	49.4	39.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	86.3	85.4	26 years
West Virginia Delayed Customer Billing	7.8	18.1	1 year
Other Regulatory Assets Approved for Recovery	3.9	6.8	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	168.8	221.4	12 years
Unamortized Loss on Reacquired Debt	93.2	97.2	28 years
Vegetation Management Program - West Virginia	33.5	31.4	7 years
Virginia Transmission Rate Adjustment Clause	32.6	38.7	2 years
Storm-Related Costs - West Virginia	32.2	47.8	3 years
Postemployment Benefits	18.8	17.4	5 years
Peak Demand Reduction/Energy Efficiency	18.1	19.2	3 years
Virginia Generation Rate Adjustment Clause	7.3	6.5	2 years
Income Taxes, Net	—	463.5
Other Regulatory Assets Approved for Recovery	22.0	28.4	various
Total Regulatory Assets Approved for Recovery	524.5	1,081.8

Total Noncurrent Regulatory Assets	$573.9	$1,121.1

(a)
In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. Recovery of the remaining Virginia net book value for the retired plants will be considered in APCo’s next depreciation study. The Virginia SCC staff has requested that the company prepare a depreciation study as of December 31, 2017 and submit that study to the Virginia SCC staff in 2018.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2017	2016
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$820.3	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	820.3	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	615.8	616.9	(b)
Deferred Investment Tax Credits	0.9	0.9	41 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	9.5	1.3	7 years
Consumer Rate Relief - West Virginia	6.5	5.1	1 year
Other Regulatory Liabilities Approved for Payment	1.9	3.6	various
Total Regulatory Liabilities Approved for Payment	634.6	627.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,454.9	$627.8

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$15.0	$13.0	1 year
Under-recovered Fuel Costs - does not earn a return	—	13.1
Total Current Regulatory Assets	$15.0	$26.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	$36.3	$36.3
Cook Plant Turbine	15.9	12.8
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	14.7	8.1
Rockport Plant Dry Sorbent Injection System - Indiana	10.4	6.6
Other Regulatory Assets Pending Final Regulatory Approval	2.0	0.9
Total Regulatory Assets Pending Final Regulatory Approval	79.3	64.7

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	245.3	252.8	27 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.0	6.3	21 years
Other Regulatory Assets Approved for Recovery	1.0	2.5	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	77.8	141.9	12 years
Cook Plant Nuclear Refueling Outage Levelization	66.7	75.2	2 years
Deferred PJM Fees	48.0	—	2 years
Postemployment Benefits	9.7	11.4	5 years
Unamortized Loss on Reacquired Debt	9.5	10.7	15 years
Off-system Sales Margin Sharing - Indiana	9.0	24.3	2 years
Medicare Subsidy	7.1	8.2	7 years
Income Taxes, Net	—	302.6
Other Regulatory Assets Approved for Recovery	20.0	16.0	various
Total Regulatory Assets Approved for Recovery	500.1	851.9

Total Noncurrent Regulatory Assets	$579.4	$916.6

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2017	2016
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$2.7	$—	1 year
Total Current Regulatory Liabilities	$2.7	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$472.7	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	472.7	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (b)	202.2	236.5	(c)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	945.0	731.2	(d)
Spent Nuclear Fuel	43.2	44.2	(d)
Deferred Investment Tax Credits	34.1	38.8	20 years
Other Regulatory Liabilities Approved for Payment	11.5	14.8	various
Total Regulatory Liabilities Approved for Payment	1,236.0	1,065.5

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,708.7	$1,065.5

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)
As of December 31, 2017, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(c)	Relieved as removal costs are incurred.

(d)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return (a)	$115.9	$—	1 year
Total Current Regulatory Assets	$115.9	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$—	$96.7	(b)
Regulatory Assets Currently Not Earning a Return
Smart Grid Costs	—	4.1
Total Regulatory Assets Pending Final Regulatory Approval	—	100.8

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Capacity Deferral	172.6	201.9	2 years
Basic Transmission Cost Rider	90.8	19.9	2 years
Distribution Decoupling	61.7	41.8	2 years
Phase-In Recovery Rider	—	218.9
Other Regulatory Assets Approved for Recovery	1.7	4.2	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	170.6	225.2	12 years
Unrealized Loss on Forward Commitments	131.8	118.6	15 years
Unamortized Loss on Reacquired Debt	7.8	9.1	21 years
Income Taxes, Net	—	126.4
OVEC Purchased Power	—	22.1
Other Regulatory Assets Approved for Recovery	15.8	18.6	various
Total Regulatory Assets Approved for Recovery	652.8	1,006.7

Total Noncurrent Regulatory Assets	$652.8	$1,107.5

(a)	December 31, 2017 balance includes Phase-In Recovery Rider.

(b)	Capacity Deferral related to 2016 Global Settlement was approved for recovery effective March 2017.

	OPCo
	December 31,		Remaining Refund Period
	2017	2016
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$4.2
Total Current Regulatory Liabilities	$—	$4.2

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$604.2	$—
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	604.4	0.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	428.8	432.4	(b)
Other Regulatory Liabilities Approved for Payment	1.4	0.3	various
Regulatory Liabilities Currently Not Paying a Return
Enhanced Service Reliability Plan	30.6	21.7	2 years
Peak Demand Reduction/Energy Efficiency	23.6	29.0	2 years
Smart Grid Costs	1.4	11.9	1 year
Other Regulatory Liabilities Approved for Payment	10.0	10.7	various
Total Regulatory Liabilities Approved for Payment	495.8	506.0

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,100.2	$506.2

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2017	2016
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$36.7	$33.8	1 year
Total Current Regulatory Assets	$36.7	$33.8

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$—	$84.5
Other Regulatory Assets Pending Final Regulatory Approval	—	0.5
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	3.2	20.0
Environmental Control Projects	—	13.1
Other Regulatory Assets Pending Final Regulatory Approval	0.1	—
Total Regulatory Assets Pending Final Regulatory Approval	3.3	118.1

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant (a)	138.5	—	23 years
Storm-Related Costs	39.0	10.8	4 years
Meter Replacement Costs	38.8	50.1	7 years
Environmental Control Projects	28.1	—	23 years
Red Rock Generating Facility	8.8	9.1	39 years
Other Regulatory Assets Approved for Recovery	0.5	—	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	72.7	98.1	12 years
SPP Base Plan Fees	16.3	10.7	2 years
Peak Demand Reduction/Energy Efficiency	13.0	10.3	2 years
Unamortized Loss on Reacquired Debt	5.0	5.8	15 years
Deferred System Reliability Rider Expenses	—	12.5
Income Taxes, Net	—	9.3
Other Regulatory Assets Approved for Recovery	4.1	5.4	various
Total Regulatory Assets Approved for Recovery	364.8	222.1

Total Noncurrent Regulatory Assets	$368.1	$340.2

(a)
In March 2017, $41 million was reclassified from accumulated depreciation to regulatory assets related to Northeastern Plant, Unit 3. As of December 31, 2017 the unrecovered plant balance related to Northeastern Plant, Unit 3 was $57 million.

	PSO
	December 31,		Remaining Refund Period
	2017	2016
Regulatory Liabilities:	(in millions)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$531.7	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	531.7	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	268.8	279.3	(b)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	50.7	48.0	41 years
Advanced Metering Costs	0.6	11.5	1 year
Other Regulatory Liabilities Approved for Payment	1.7	0.9	various
Total Regulatory Liabilities Approved for Payment	321.8	339.7

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$853.5	$339.7

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2017	2016
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$14.1	$8.4	1 year
Total Current Regulatory Assets	$14.1	$8.4

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$50.3	$75.4
Other Regulatory Assets Pending Final Regulatory Approval	0.5	0.8
Regulatory Assets Currently Not Earning a Return
Rate Case Expense - Texas	4.3	1.0
Asset Retirement Obligation - Arkansas, Louisiana	4.0	2.7
Shipe Road Transmission Project - FERC	3.3	3.1
Environmental Controls Projects	—	11.0
Other Regulatory Assets Pending Final Regulatory Approval	2.5	1.9
Total Regulatory Assets Pending Final Regulatory Approval	64.9	95.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	7.2	1.3	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	101.0	119.8	12 years
Plant Retirement Costs - Unrecovered Plant	17.6	—	24 years
Environmental Controls Projects	15.3	—	15 years
Unamortized Loss on Reacquired Debt	4.7	5.4	26 years
Medicare Subsidy	3.7	4.3	7 years
Income Taxes, Net	—	314.2
Other Regulatory Assets Approved for Recovery	6.2	10.3	various
Total Regulatory Assets Approved for Recovery	155.7	455.3

Total Noncurrent Regulatory Assets	$220.6	$551.2

	SWEPCo
	December 31,		Remaining Refund Period
	2017	2016
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$8.7	$3.8	1 year
Total Current Regulatory Liabilities	$8.7	$3.8

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$455.9	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	455.9	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	424.5	409.7	(b)
Refundable Construction Financing Costs - Louisiana	—	16.2
Other Regulatory Liabilities Approved for Payment	2.6	3.9	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	5.9	7.3	14 years
Other Regulatory Liabilities Approved for Payment	7.5	1.8	various
Total Regulatory Liabilities Approved for Payment	440.5	438.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$896.4	$438.9

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.